UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21210

Alpine Income Trust

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215

Purchase, NY 10577

(Address of principal executive offices) (Zip code)

Samuel A. Lieber

Alpine Woods Capital Investors, LLC

2500 Westchester Avenue, Suite 215

Purchase, NY 10577

(Name and address of agent for service)

Copy to:

Rose DiMartino

Attorney at Law

Willkie Farr & Gallagher

787 7th Avenue, 40th FL

New York, NY  10019

1-888-729-6633

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2017

Date of reporting period:  January 31, 2017

Item 1. Schedule of Investments.

Alpine Ultra Short Municipal Income Fund

Schedule of Portfolio Investments

January 31, 2017 (Unaudited)

Principal Amount	Security Description	Value

Municipal Bonds-103.4%

Alabama-3.5%
$3,781,000	Alabama Housing Finance Authority, Multi-Family Housing, Phoenix Apartments Project-Series A (LOC: Regions Bank) 1.050%, 01/01/2036 (Putable on 02/02/2017) (a)	$3,781,000
6,840,000	Chatom Industrial Development Board Gulf Opportunity Zone Revenue, National Rural Utilities Finance-Series A 0.950%, 11/15/2038 (Putable on 05/15/2017) (a)	6,840,000
1,550,000	Chatom Industrial Development Board Revenue, National Rural Utilities Finance-Series A 0.875%, 08/01/2037 (Putable on 02/01/2017) (a)	1,550,000
2,225,000	Health Care Authority for Baptist Health Revenue-Series B (CS: Assured Guaranty Municipal) 0.950%, 11/15/2037 (Putable on 02/03/2017) (a)	2,225,000
18,200,000	Health Care Authority for Baptist Health Revenue-Series B 1.250%, 11/01/2042 (Putable on 02/02/2017) (a)	18,200,000
7,300,000	Tuscaloosa County Industrial Development Authority 0.900%, 09/01/2020 (Putable on 02/01/2017) (a)	7,300,000
		39,896,000
Arizona-3.0%
14,100,000	Cochise County Pollution Control Corp. Revenue, Arizona Electric Power Cooperative, Inc. Project 0.950%, 09/01/2024 (Putable on 03/01/2017) (a)	14,097,603
20,000,000	Phoenix Industrial Development Authority, Solid Waste Revenue, Republic Services, Inc. Project 0.900%, 12/01/2035 (Putable on 02/01/2017) (a)	20,000,000
		34,097,603
Arkansas-2.3%
17,037,000	Arkansas Development Finance Authority, Health Care Revenue, Baptist Memorial Health Care Corp. 1.250%, 09/01/2044 (Putable on 02/02/2017) (a)	17,037,000
500,000	Baxter County, Regional Medical Center-Series A 5.000%, 09/01/2017	509,470
8,500,000	City of Blytheville Revenue, Nucor Corp. Project 0.900%, 01/02/2033 (Putable on 02/01/2017) (a)	8,500,000
		26,046,470
California-6.5%
11,500,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Republic Services, Inc. Project-Series A 0.900%, 08/01/2023 (Putable on 02/01/2017) (a)(b)	11,500,000
5,000,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project-Series A 1.050%, 11/01/2038 (Putable on 05/01/2017) (a)	4,997,300
3,500,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project-Series A 1.650%, 07/01/2031 (Putable on 05/01/2017) (a)	3,504,830
540,000	California Statewide Communities Development Authority Industrial Development Revenue- Spratling-Cranor Properties LLC-Series A (LOC: City National Bank) 1.650%, 06/01/2020 (Putable on 02/01/2017) (a)	540,000
3,725,000	California Statewide Communities Development Authority, Dignity Health Obligation Group-Series D (CS: Assured Guaranty Municipal) 0.880%, 07/01/2041 (Putable on 02/03/2017) (a)	3,725,000

Alpine Ultra Short Municipal Income Fund

Schedule of Portfolio Investments-Continued

January 31, 2017 (Unaudited)

5,750,000	California Statewide Communities Development Authority, Dignity Health Obligation Group-Series F (CS: Assured Guaranty Municipal) 0.890%, 07/01/2040 (Putable on 02/03/2017) (a)	5,750,000
14,600,000	Palomar Pomerado Health Care-Series A, ARN (CS: Assured Guaranty Municipal) 1.950%, 11/01/2036 (Putable on 02/07/2017) (a)	14,600,000
13,375,000	Palomar Pomerado Health Care-Series B, ARN (CS: Assured Guaranty Municipal) 1.960%, 11/01/2036 (Putable on 02/01/2017) (a)	13,375,000
13,100,000	Palomar Pomerado Health Care-Series C, ARN (CS: Assured Guaranty Municipal) 1.970%, 11/01/2036 (Putable on 02/02/2017) (a)	13,100,000
640,000	Riverside County Industrial Development Authority, Universal Forest Products (LOC: JPMorgan Chase Bank NA) 0.790%, 08/01/2029 (Putable on 02/02/2017) (a)	640,000
1,000,000	Roseville Natural Gas Financing Authority 5.000%, 02/15/2017	1,001,180
		72,733,310
Colorado-0.1%
1,065,000	Colorado Housing & Finance Authority Economic Development, Pacific Instruments Project (LOC: Wells Fargo Bank N.A.) 0.840%, 08/01/2020 (Putable on 02/02/2017) (a)	1,065,000
Connecticut-0.8%
3,465,000	City of New Britain, Bond Anticipation Notes 2.000%, 03/23/2017	3,469,920
5,600,000	State of Connecticut, General Obligation-Series B 4.000%, 05/15/2018	5,788,104
		9,258,024
District of Columbia-0.7%
7,500,000	Washington Metropolitan Area Transit Authority-Series A 4.000%, 07/01/2017	7,592,325
Florida-5.2%
27,100,000	Florida Development Finance Corp., Healthcare Facilities Revenue, UF Health-Jacksonville Project-Series B 1.350%, 02/01/2029 (Putable on 02/02/2017) (a)	27,100,000
5,600,000	Liberty County, Industrial Development, Georgia Pacific Corp. Project 0.870%, 10/01/2028 (Putable on 02/02/2017) (a)	5,600,000
11,355,000	Miami-Dade County Expressway Authority Toll System Revenue-Series DCL-2012-005 (CS: AMBAC; LOC: Dexia Credit Local) 1.160%, (MUNIPSA*1 +50.000 bps) 05/20/2029 (Putable on 02/02/2017) (a)(b)	11,355,000
10,000,000	Miami-Dade County, School Board 1.250%, 05/01/2037 (Putable on 02/02/2017) (a)(b)	10,000,000
4,540,000	Orange Housing Finance Authority, Multifamily Housing-Series B (CS: Club at Eustis Partners) 0.920%, 01/15/2040 (Putable on 02/02/2017) (a)	4,540,000
		58,595,000
Georgia-1.0%
650,000	Bartow County Development Authority, Georgia Power Company Plant 2.375%, 09/01/2029 (Putable on 08/10/2017) (a)	654,108
10,000,000	Burke County Development Authority, Georgia Power Company Plant Vogtle Project 0.710%, 11/01/2052 (Putable on 02/01/2017) (a)	10,000,000

Alpine Ultra Short Municipal Income Fund

Schedule of Portfolio Investments-Continued

January 31, 2017 (Unaudited)

700,000	Douglas County Development Authority, Electrical Fiber Systems Project (LOC: Regions Bank) 1.100%, 12/01/2021 (Putable on 02/02/2017) (a)	700,000
		11,354,108
Illinois-5.4%
48,470,000	Chicago Board of Education-Series-DCL-2012-001 (LOC: Dexia Credit Local) 1.526%, 12/01/2034 (Putable on 02/02/2017) (a)(b)	48,470,000
130,000	Illinois Finance Authority Industrial Development Revenue, Church Road Partnership (LOC: JPMorgan Chase Bank) 0.870%, 10/01/2017 (Putable on 02/02/2017) (a)	130,000
1,060,000	Illinois Finance Authority, Lutheran Hillside Village (CS: Lutheran Sr Svcs Oblig Gp) 5.125%, 02/01/2026	1,060,000
210,000	Joilet Park District, General Obligation-Series A 3.000%, 02/01/2017	210,000
5,000,000	Public Building Commission of Chicago Revenue, School Reform Board of Trustees of the Board of Education-Series B(CS: NATL-RE) 5.250%, 12/01/2017	5,115,100
4,400,000	Springfield Airport Authority, Allied-Signal, Inc. Project 1.180%, 09/01/2018 (Putable on 02/01/2017) (a)	4,400,000
65,000	Village of Hanover Park Industrial Development Revenue, Spectra-Tech, Inc. Project (LOC: BMO Harris Bank N.A.) 1.250%, 08/01/2017 (Putable on 02/02/2017) (a)	65,000
955,000	Will-Kankakee Regional Development, Triton Manufacturing Co., Inc. Project 1.200%, 08/01/2025 (Putable on 02/01/2017) (a)	955,000
		60,405,100
Indiana-8.3%
295,000	City of South Bend Economic Development Revenue, Dynamic R.E.H.C., Inc. Project (LOC: KeyBank N.A.) 0.810%, 09/01/2020 (Putable on 02/01/2017) (a)	295,000
6,696,000	Elkhart County Revenue (CS: Pedcor Ivnts-2000-xli LP) 0.820%, 01/01/2035 (Putable on 02/02/2017) (a)	6,696,000
400,000	Gary Chicago International Airport Authority 5.000%, 02/01/2017	400,000
6,812,000	Hammond Local Public Improvement Bond Bank Revenue, Advance Program Notes-Series A 2.000%, 06/30/2017	6,823,104
5,500,000	Indiana Finance Authority Economic Development, Republic Services, Inc. Project-Series A 1.000%, 05/01/2034 (Putable on 03/01/2017) (a)	5,499,285
11,385,000	Indiana Finance Authority, Environmental Improvement Revenue, Mittal Steel U.S.A., Inc. Project (LOC: Banco Bilbao Vizcaya Argentaria) 0.810%, 08/01/2030 (Putable on 02/01/2017) (a)	11,385,000
58,730,000	Indiana Finance Authority, Multifamily HSG Revenue (LIQ FAC: CitiGroup) 1.060%, 10/26/2017 (Putable on 02/02/2017) (a)	58,730,000
3,850,000	Indiana Health Facility Financing Authority, Ascension Health-Series CR-A-1 5.000%, 10/01/2027 (Putable on 06/01/2017) (a)	3,902,244
		93,730,633
Iowa-1.3%
1,090,000	Iowa Finance Authority, Pella Regional Health Center Project 5.000%, 12/01/2017	1,093,477
1,250,000	Iowa Higher Education Loan Authority, Anticipation Notes, Private Education Working Capital 2.500%, 05/11/2017	1,254,313

Alpine Ultra Short Municipal Income Fund

Schedule of Portfolio Investments-Continued

January 31, 2017 (Unaudited)

12,000,000	State Finance Authority Midwestern Disaster Area Economic Development, CJ Bio America Inc. Project (LOC: Korea Development Bank) 0.870%, 04/01/2022 (Putable on 02/02/2017) (a)	12,000,000
		14,347,790
Kansas-0.3%
1,000,000	City of Dodge City Industrial Development Revenue, Farmland National Beef Packing Co., L.P. Project (LOC: Rabobank Int.) 1.100%, 03/01/2027 (Putable on 02/02/2017) (a)	1,000,000
1,000,000	City of Liberal KS Industrial Development Revenue, Farmland National Beef Packing Co., L.P. Project (LOC: Rabobank Int.) 1.150%, 02/01/2029 (Putable on 02/02/2017) (a)	1,000,000
1,900,000	Wichita Airport Authority, FlightSafety International, Inc.-Series A (CS: Berkshire Hathaway, Inc.) 0.670%, 11/01/2031 (Putable on 02/02/2017) (a)	1,900,000
		3,900,000
Kentucky-2.4%
22,850,000	Mercer County Pollution Control 0.900%, 02/07/2017	22,850,229
4,500,000	Pulaski County Solid Waste Disposal Revenue, National Rural Utilities-East Kentucky Power-Series B 0.950%, 08/15/2023 (Putable on 02/15/2017) (a)	4,499,550
		27,349,779
Louisiana-3.7%
1,140,000	Caddo-Bossier Parishes Port Commission, Oakley Louisiana, Inc. (LOC: Bank of America N.A.) 0.840%, 01/01/2028 (Putable on 02/02/2017) (a)	1,140,000
14,200,000	East Baton Rouge Parish Industrial Development Board, Solid Waste Disposal, Georgia Pacific Corp. Project 0.840%, 06/01/2029 (Putable on 02/01/2017) (a)(b)	14,200,000
4,600,000	Jefferson Parish Industrial Development Board, Sara Lee Corp. Project 1.000%, 06/01/2024 (Putable on 02/01/2017) (a)	4,600,000
430,000	Louisiana Public Facilities Authority, Equipment & Capital Facilities Pooled-Series B (LOC: Capital One Bank NA) 1.070%, 07/01/2033 (Putable on 02/02/2017) (a)	430,000
1,105,000	North Webster Parish Industrial Development Revenue, CSP Project (LOC: Regions Bank) 2.660%, 09/01/2021 (Putable on 02/02/2017) (a)	1,105,000
20,000,000	Plaquemines Port Harbor & Terminal District Revenue, International Marine Terminal Project-Series A (LOC: Wells Fargo Bank N.A.) 0.850%, 03/15/2025 (Putable on 03/15/2017) (a)	20,000,000
		41,475,000
Maryland-2.9%
330,000	Maryland Economic Development Corp., Games Lithographing Co. Facilities 1.160%, 05/01/2017 (Putable on 02/03/2017) (a)	330,000
6,810,000	Maryland Economic Development Corp., Linemark Printing Project 1.160%, 12/01/2033 (Putable on 02/03/2017) (a)	6,810,000
950,000	Maryland Economic Development Corp., Redrock LLC Facilities 1.160%, 11/01/2022 (Putable on 02/03/2017) (a)	950,000
22,550,000	Maryland Industrial Development Financing Authority, Various Refunding Occidental Petroleum Corp. 0.800%, 03/01/2030 (Putable on 02/01/2017) (a)	22,550,000

Alpine Ultra Short Municipal Income Fund

Schedule of Portfolio Investments-Continued

January 31, 2017 (Unaudited)

2,570,000	Washington County, Conservit, Inc. Facilities 1.160%, 02/01/2023 (Putable on 02/03/2017) (a)	2,570,000
		33,210,000
Mississippi-5.9%
63,000,000	Mississippi Business Finance Corp., PSL-North America LLC Project-Series A (LOC: ICICI Bank) 3.240%, 11/01/2032 (Putable on 02/02/2017) (a)	63,000,000
3,960,000	Mississippi Business Finance Corp., Tri-State Truck Center, Inc. Project (LOC: Regions Bank) 0.950%, 03/01/2033 (Putable on 02/02/2017) (a)	3,960,000
		66,960,000
Missouri-1.0%
11,200,000	City of St. Louis Airport 1.010%, 07/01/2022 (Putable on 02/02/2017) (a)(b)	11,200,000
300,000	Missouri Development Finance Board, Independence Centerpoint Project-Series B 3.000%, 04/01/2017	300,843
200,000	Missouri Development Finance Board, Independence Events Center Project-Series A 3.000%, 04/01/2017	200,562
		11,701,405
Nebraska-0.1%
750,000	Scotts Bluff County Hospital Authority, Hospital Revenue Bond (CS: Regional West Medical Centre) 3.000%, 02/01/2017	750,000
New Jersey-7.3%
7,338,619	Borough of Keansburg, Bond Anticipation Notes, General Obligation 2.000%, 06/22/2017	7,361,369
13,295,000	Borough of Keansburg, Bond Anticipation Notes, General Obligation 2.000%, 08/02/2017	13,344,324
4,632,928	Borough of Union Beach, Bond Anticipation Notes 2.000%, 03/01/2017	4,636,403
2,189,765	City of Linwood, Bond Anticipation Notes, General Obligation 2.000%, 07/27/2017	2,197,188
26,300,000	New Jersey Economic Development Authority, Port Newark Container Terminal LLC Project-Series B (LOC: Sovereign Bank N.A.) 0.850%, 07/01/2030 (Putable on 02/01/2017) (a)	26,300,000
5,000,000	New Jersey Transportation Trust Fund Authority, Transportation System-Series A 5.000%, 12/15/2017	5,139,050
6,341,400	Township of Irvington, General Obligation 3.000%, 06/16/2017	6,349,771
16,452,622	Township of Toms River, Bond Anticipation Notes, General Obligation 2.000%, 06/21/2017	16,519,419
		81,847,524
New York-15.6%
7,000,000	Alden Central School District, Bond Anticipation Notes, General Obligation (CS: State Aid Withholding) 2.000%, 06/21/2017	7,022,960
5,500,000	Binghamton City School District, Bond Anticipation Notes, General Obligation (CS: State Aid Withholding) 1.500%, 06/30/2017	5,506,600
8,350,000	City of Dunkirk, Bond Anticipation Notes 2.000%, 03/23/2017	8,363,527
6,930,361	City of Glen Cove, Bond Anticipation Notes-Series B 2.000%, 09/13/2017	6,943,321

Alpine Ultra Short Municipal Income Fund

Schedule of Portfolio Investments-Continued

January 31, 2017 (Unaudited)

1,700,000	City of New York General Obligation-Series A (CS: Assured Guaranty Municipal; SPA: Dexia Credit Local) 0.840%, 11/01/2026 (Putable on 02/01/2017) (a)	1,700,000
7,000,000	County of Rockland, Tax Anticipation Notes 2.000%, 03/16/2017	7,008,890
3,600,000	Dunkirk City School District, Bond Anticipation Notes, General Obligation (CS: State Aid Withholding) 2.000%, 07/26/2017	3,613,896
2,500,000	East Greenbush Central School District, Bond Anticipation Notes, General Obligation-Series B 2.000%, 02/10/2017	2,500,675
13,000,000	Fonda-Fultonville Central School District, Bond Anticipation Notes, General Obligation 2.000%, 08/04/2017	13,049,790
1,000,000	Forestville Central School District, Bond Anticipation Notes, General Obligation (CS: State Aid Withholding) 2.000%, 06/07/2017	1,002,700
2,925,500	Freeport Bond Anticipation Notes-Series A 2.000%, 05/03/2017	2,932,434
10,195,000	Herkimer Central School District, Bond Anticipation Notes 2.000%, 08/11/2017	10,229,051
5,110,000	Jamestown City School District, General Obligation (CS: State Aid Withholding) 2.000%, 06/22/2017	5,129,111
6,825,000	Lackawanna City School District, Bond Anticipation Notes 2.000%, 03/02/2017	6,829,641
150,000	New York City Industrial Development Agency, Allway Tools, Inc. (LOC: Citibank N.A.) 1.160%, 08/01/2017 (Putable on 02/02/2017) (a)	150,000
660,000	New York City Industrial Development Agency, Allway Tools, Inc. (LOC: Citibank N.A.) 1.160%, 08/01/2020 (Putable on 02/02/2017) (a)	660,000
3,800,000	New York City Industrial Development Agency, Liberty Revenue Bond (CS: 123 Washington LLC) 0.820%, 10/01/2042 (Putable on 02/01/2017) (a)	3,800,000
1,300,000	New York City Industrial Development Agency, Novelty Crystal Corp. Project. 1.160%, 12/01/2034 (Putable on 02/02/2017) (a)	1,300,000
1,700,000	New York City Municipal Water Finance Authority, Water and Sewer System (SPA: Dexia Credit Local) 0.840%, 06/15/2032 (Putable on 02/01/2017) (a)	1,700,000
2,575,000	New York City Transitional Finance Authority, Future Tax Secured-Second-SubSeries A-3 (SPA: Dexia Credit Local) 0.840%, 08/01/2023 (Putable on 02/01/2017) (a)	2,575,000
3,300,000	New York City Transitional Finance Authority, Future Tax Secured-Series A-3, (SPA: Dexia Credit Local) 0.840%, 08/01/2022 (Putable on 02/01/2017) (a)	3,300,000
8,300,000	New York City Transitional Finance Authority, Future Tax Secured-Subseries-C3 (SPA: Dexia Credit Local) 0.820%, 08/01/2031 (Putable on 02/01/2017) (a)	8,300,000
11,750,000	New York Environmental Facilities Corp. Solid Waste Disposal Revenue, Waste Management, Inc. Project-Series 2012 0.850%, 05/01/2030 (Putable on 02/01/2017) (a)	11,750,000
15,980,000	New York State Housing Finance Agency-Series A (LOC: Bank Of China) 0.820%, 05/01/2048 (Putable on 02/01/2017) (a)	15,980,000
9,175,000	New York State Housing Finance Agency, HSG-605 West 42nd Street Owner LLC 0.820%, 05/01/2048 (Putable on 02/01/2017) (a)	9,175,000
4,715,000	Port Authority of New York & New Jersey-Series 188 5.000%, 05/01/2017	4,763,329
2,120,000	Rockland County, General Obligation 5.000%, 03/01/2017	2,126,148

Alpine Ultra Short Municipal Income Fund

Schedule of Portfolio Investments-Continued

January 31, 2017 (Unaudited)

1,125,000	Rockland County, General Obligation-Series A (CS: AGM) 5.000%, 03/01/2017	1,128,375
4,000,000	Salmon River Central School District, Anticipation Notes, General Obligation (CS: State Aid Withholding) 2.000%, 06/16/2017	4,009,160
3,000,000	Town of Oyster Bay, Bond Anticipation Notes, General Obligation-Series A 2.750%, 02/03/2017	3,000,060
6,257,000	Town of Salina, Bond Anticipation Notes, General Obligation 2.000%, 06/16/2017	6,277,210
13,757,000	Utica School District, Bond Anticipation Notes, General Obligation (CS: State Aid Withholding) 2.000%, 07/21/2017	13,783,001
		175,609,879
North Carolina-4.2%
18,900,000	Hertford County Industrial Facilities & Pollution Control Financing Authority, Nucor Corp. Project-Series A 0.900%, 11/01/2033 (Putable on 02/01/2017) (a)	18,900,000
13,100,000	Hertford County Industrial Facilities & Pollution Control Financing Authority, Nucor Corp. Project-Series B 0.900%, 11/01/2033 (Putable on 02/01/2017) (a)	13,100,000
15,000,000	North Carolina Capital Facilities Finance Agency, Solid Waste Disposal Revenue, Republic Services, Inc. Project-Series B 1.000%, 12/01/2020 (Putable on 03/01/2017) (a)	15,000,000
		47,000,000
Ohio-1.2%
2,700,000	State of Ohio Revenue, Universal Forest Products (LOC: JPMorgan Chase Bank NA) 0.840%, 10/01/2020 (Putable on 02/02/2017) (a)	2,700,000
9,000,000	State of Ohio, University Hospital Health 0.890%, 01/15/2045 (Putable on 02/01/2017) (a)	9,000,000
2,000,000	Township of Fairfield, Bond Anticipation Notes 1.625%, 06/02/2017	2,002,960
		13,702,960
Oregon-2.1%
250,000	City of Forest Grove, Pacific University 3.000%, 05/01/2017	250,938
4,325,000	Gilliam County, Solid Waste Disposal Revenue, Waste Management, Inc. Project-Series A 1.200%, 08/01/2025 (Putable on 05/01/2017) (a)(b)	4,328,546
1,600,000	Port of Portland Special Obligation Revenue (CS: Horizon Air Industries, Inc.) 0.700%, 06/15/2027 (Putable on 02/01/2017) (a)	1,600,000
2,000,000	State of Oregon Housing & Community Services Department Revenue, Holiday Garden Apartments Project-Series D 0.800%, 08/01/2018 (Putable on 02/01/2017) (a)	2,000,000
15,550,000	State of Oregon, Adjustable Refunding, Georgia-Pacific Corp. Project 0.840%, 12/01/2025 (Putable on 02/01/2017) (a)	15,550,000
		23,729,484
Pennsylvania-3.7%
4,000,000	Cumberland County, Municipal Authority, AICUP Financing Program, Messiah College 3.000%, 05/01/2044 (Putable on 05/01/2017) (a)	4,014,880
10,000,000	Dallastown Area School District 1.570%, (MUNIPSA*.0.1 +150.000 bps) 04/14/2017 (Putable on 04/01/2017) (a)	10,011,900
11,100,000	Emmaus General Authority (SPA: Wells Fargo Bank N.A.) 0.690%, 12/01/2028 (Putable on 02/01/2017) (a)	11,100,000

Alpine Ultra Short Municipal Income Fund

Schedule of Portfolio Investments-Continued

January 31, 2017 (Unaudited)

635,000	Franklin County Industrial Development Authority, Precast System LLC Project-Series A 1.160%, 11/01/2021 (Putable on 02/03/2017) (a)	635,000
480,000	Lancaster Industrial Development Authority, Henry Molded Products-Series C 1.160%, 02/01/2020 (Putable on 02/02/2017) (a)	480,000
7,500,000	Pennsylvania Economic Development Financing Authority Sold Waste Disposal Revenue, Republic Services, Inc. Project 1.250%, 06/01/2044 (Putable on 04/03/2017) (a)	7,500,000
6,270,000	Pennsylvania Higher Educational Facilities Authority, VAR-AICUP Financing Program 3.000%, 05/01/2033 (Putable on 05/01/2017) (a)	6,297,086
1,300,000	Pennsylvania Higher Educational Facilities Authority, Variable AICUP Financing Program-Series T2 1.000%, 05/01/2030 (Putable on 05/01/2017) (a)	1,299,298
480,000	York County Industrial Development Authority, York Sheet Metal Project 1.160%, 08/01/2018 (Putable on 02/01/2017)	480,000
		41,818,164
Puerto Rico-0.7%
2,590,000	Commonwealth of Puerto Rico, Public Improvement Bonds (CS: Assured Guaranty Municipal) 5.500%, 07/01/2017	2,631,155
500,000	Commonwealth of Puerto Rico, Public Improvement Bonds-Series A (CS: Assured Guaranty Municipal) 5.000%, 07/01/2017	506,925
670,000	Commonwealth of Puerto Rico, Public Improvement Bonds-Series A (CS: NATL-RE) 5.500%, 07/01/2017	679,728
1,580,000	Puerto Rico Electric Power Authority-Series LL (CS: NATL-RE) 5.500%, 07/01/2017	1,602,942
250,000	Puerto Rico Electric Power Authority-Series SS (CS: NATL-RE) 5.000%, 07/01/2017	250,987
1,465,000	Puerto Rico Highways & Transportation Authority-Series AA (CS: NATL-RE) 5.500%, 07/01/2017	1,486,272
1,100,000	Puerto Rico Highways & Transportation Authority-Series E (CS: Assured Guaranty Municipal) 5.500%, 07/01/2017	1,117,479
		8,275,488
Rhode Island-0.0% (c)
500,000	Providence Redevelopment Agency Revenue-Series A 3.000%, 04/01/2017	501,135
Tennessee-1.2%
10,000,000	Lewisburg Industrial Development Board Solid Waste Disposal Revenue, Waste Management, Inc. of Tennessee Project 0.850%, 07/02/2035 (Putable on 02/01/2017) (a)	10,000,000
2,820,000	Sevier County Public Building Authority, Local Government Public Improvement (CS: AMBAC, LOC: KBC Bank NV) 2.750%, 06/01/2026 (Putable on 02/02/2017) (a)	2,820,000
430,000	Tennessee State School Bond Authority, Refunding higher Educational Facilities-Series C 5.000%, 05/01/2017	434,472
		13,254,472
Texas-6.4%
15,000,000	Calhoun County Navigation Industrial Development Authority, British Petroleum Co. 0.770%, 01/01/2024 (Putable on 02/01/2017) (a)	15,000,000
2,635,000	City of Wichita Falls TX Water & Sewer System 2.000%, 08/01/2017	2,647,701

Alpine Ultra Short Municipal Income Fund

Schedule of Portfolio Investments-Continued

January 31, 2017 (Unaudited)

2,000,000	Dallas Independent School District, Multi-Modal School Building-Series B-1 3.000%, 02/15/2036 (Putable on 02/15/2017) (a)	2,001,540
4,680,000	Dallas Independent School District, Multi-Modal School Building-Series B-2 4.000%, 02/15/2036 (Putable on 02/15/2018) (a)	4,815,626
220,000	Mesquite Health Facility Development Corp., Christian Care Centers, Inc. 1.400%, 02/15/2017	219,934
2,500,000	Mission Economic Development Corp. Solid Waste Disposal Revenue, Republic Services, Inc. Project 0.900%, 01/01/2026 (Putable on 02/01/2017) (a)	2,500,000
180,000	New Hope Cultural Education Facilities Corp., Cardinal Bay, Inc. Village On The Park-Series B 3.000%, 07/01/2017	180,788
170,000	New Hope Cultural Education Facilities Corp., Cardinal Bay, Inc. Village On The Park-Series B 3.000%, 07/01/2018	171,617
130,000	New Hope Cultural Education Facilities Corp., Cardinal Bay, Inc. Village On The Park-Series C 3.000%, 07/01/2017	130,012
125,000	New Hope Cultural Education Facilities Corp., Cardinal Bay, Inc. Village On The Park-Series C 3.000%, 07/01/2018	124,467
10,250,000	Port of Corpus Christi Authority of Nueces County, Solid Waste Disposal, Flint Hills Resources LP, West Plant Project-Series A 0.720%, 07/01/2029 (Putable on 02/01/2017) (a)(b)	10,250,000
500,000	Port of Port Arthur Navigation District Revenue, Motiva Enterprises LLC-Series C 0.770%, 04/01/2040 (Putable on 02/01/2017) (a)	500,000
5,200,000	Port of Port Arthur Navigation District, Motiva Enterprises-Series B 0.770%, 12/01/2039 (Putable on 02/01/2017) (a)	5,200,000
16,400,000	Port of Port Arthur Texas Navigation District, Environmental Facilities, Motiva Enterprises-Series E 0.770%, 11/01/2040 (Putable on 02/01/2017) (a)	16,400,000
7,700,000	Port of Port Arthur Texas Navigation District, Motiva Enterprises LLC-Series A 0.780%, 12/01/2039 (Putable on 02/01/2017) (a)	7,700,000
2,000,000	Tarrant County Cultural Education Facilities Finance Corp. Revenue, Texas Health Resources System-Series A 5.000%, 02/15/2018	2,002,820
2,600,000	Texas Public Finance Authority, Texas Southern University 2.000%, 05/01/2017	2,604,576
		72,449,081
Vermont-1.5%
16,500,000	Vermont Housing Finance Agency, Multiple Purpose-Series C (SPA: Bank of New York Mellon; INS. Assured Guaranty) 0.720%, 11/01/2037 (Putable on 02/01/2017) (a)	16,500,000
Virginia-1.1%
12,700,000	Campbell County Industrial Development Authority, Solid Waste Disposal Facility Revenue, Georgia Pacific Corp. Project 0.840%, 12/01/2019 (Putable on 02/01/2017) (a)(b)	12,700,000
Washington-0.2%
1,400,000	Washington Economic Development Finance Authority, Belina Interiors, Inc.-Series E (LOC: KeyBank N.A.) 0.800%, 08/01/2033 (Putable on 02/02/2017) (a)	1,400,000
1,015,000	Washington Economic Development Finance Authority, Belina Interiors, Inc.-Series F (LOC: KeyBank N.A.) 0.800%, 11/01/2023 (Putable on 02/02/2017) (a)	1,015,000
		2,415,000

Alpine Ultra Short Municipal Income Fund

Schedule of Portfolio Investments-Continued

January 31, 2017 (Unaudited)

West Virginia-2.8%
8,000,000	Fayette County Commission Solid Waste Disposal Facility, Georgia Pacific Corp. 0.840%, 05/01/2018 (Putable on 02/01/2017) (a)(b)	8,000,000
24,000,000	West Virginia Economic Development Authority, Appalachian Power Co.-Series A 0.920%, 02/01/2036 (Putable on 02/02/2017) (a)	24,000,000
		32,000,000
Wisconsin-0.7%
1,965,000	City of Baraboo, Industrial Development Revenue, Series 2007, Teel Plastics, Inc. Project (LOC: BMO Harris Bank N.A.) 1.250%, 11/01/2042 (Putable on 02/02/2017) (a)	1,965,000
2,390,000	Marshfield Housing Authority, Wildwood Regency Housing LLC Project. 0.820%, 09/01/2033 (Putable on 02/02/2017) (a)	2,390,000
475,000	Milwaukee Redevelopment Authority, Kubin Nicholson Corp. Project-Series A (LOC: BMO Harris Bank N.A.) 1.250%, 08/01/2020 (Putable on 02/02/2017) (a)	475,000
2,490,000	Village of Menomonee Falls Industrial Development Revenue, AJ Die-Namics Project (LOC: BMO Harris Bank N.A.) 1.250%, 11/01/2036 (Putable on 02/02/2017) (a)	2,490,000
250,000	Wisconsin State Health & Educational Facilities, Community Care, Inc. (LOC: Bank Of Montreal) 1.250%, 09/01/2032 (Putable on 02/02/2017) (a)	250,000
		7,570,000
Wyoming-0.3%
2,855,000	Gillette Environmental Improvement Revenue, Black Hills Power and Light Co.-Series A 0.810%, 06/01/2024 (Putable on 02/01/2017) (a)	2,855,000
	Total Municipal Bonds (Cost $1,166,889,978)	1,166,695,734
Shares

Money Market Funds-0.0% (c)
88,008	BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 0.49%	88,008
	Total Money Market Funds (Cost $88,016)	88,008
Total Investments (Cost $1,166,977,994) (d) -103.4%		1,166,783,742
Liabilities in Excess of Other Assets-(3.4)%		(38,507,664)
TOTAL NET ASSETS 100.0%		$1,128,276,078

Percentages are stated as a percent of net assets.
(a) Variable Rate Security—The rate reported is the rate in effect as of January 31, 2017.
(b) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 12.6% of the Fund’s net assets.
(c) Amount is less than 0.05%.
(d) See Note 2B for the cost of investments for federal tax purposes.
AGM-Assured Guaranty Municipal Corp.
AMBAC-American Municipal Bond Assurance Corp.
ARN-Auction Rate Note
CS-Credit Support
CSP-Continental Structural Plastics
LIQ FAC-Liquidity Facility
LOC-Line of Credit
MUNIPSA-SIFMA Municipal Swap Index Yield Analysis
NA-North America
NATL-RE-Reinsurance provided by National Public Finance Guarantee Corp.
NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
SPA-Standby Purchase Agreement

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

January 31, 2017 (Unaudited)

Principal Amount	Security Description	Value

Municipal Bonds-98.7%

Alabama-3.8%
$750,000	Alabama Industrial Development Solid Waste Disposal Revenue (CS: OfficeMax, Inc.) 6.450%, 12/01/2023	$750,862
500,000	Alabama Special Care Facilities Financing Authority-Birmingham Revenue, Methodist Homes for the Aging-Series 2015-1 5.250%, 06/01/2025	530,765
45,000	City of Jemison AL Water & Sewer-Series A 3.000%, 03/01/2017	45,009
50,000	City of Jemison AL Water & Sewer-Series A 3.000%, 03/01/2018	50,021
50,000	City of Jemison AL Water & Sewer-Series A 3.000%, 03/01/2019	49,740
50,000	City of Jemison AL Water & Sewer-Series A 3.000%, 03/01/2020	49,434
50,000	City of Jemison AL Water & Sewer-Series A 3.000%, 03/01/2021	49,113
290,000	City of Jemison AL Water & Sewer-Series A 3.500%, 03/01/2026	275,013
850,000	Health Care Authority for Baptist Health Revenue-Series D 5.000%, 11/15/2021	852,796
2,855,000	Jefferson County, Ltd. Obligation School Warrants-Series A 4.750%, 01/01/2025	2,859,168
160,000	Jefferson County, Capital Improvement Warrants-Series A (CS: NATL-RE) 5.000%, 04/01/2023	160,269
65,000	Jemison Public Building Authority, Municipal Projects-Series B 3.000%, 03/01/2017	65,038
65,000	Jemison Public Building Authority, Municipal Projects-Series B 3.000%, 03/01/2018	65,371
70,000	Jemison Public Building Authority, Municipal Projects-Series B 3.000%, 03/01/2019	70,393
70,000	Jemison Public Building Authority, Municipal Projects-Series B 3.000%, 03/01/2020	70,060
70,000	Jemison Public Building Authority, Municipal Projects-Series B 3.000%, 03/01/2021	69,759
425,000	Selma Industrial Development Board Revenue, Zilkha Biomass Selma LLC Project 7.500%, 05/01/2025 (a)	408,161
		6,420,972

Arizona-3.0%
385,000	Arizona Industrial Development Authority, Kaizen Education Foundation Project 5.000%, 07/01/2022 (a)	396,843
405,000	Arizona Industrial Development Authority, Kaizen Education Foundation Project 5.000%, 07/01/2023 (a)	416,380
625,000	Glendale Industrial Development Authority; Glencroft Retirement Obligation 4.250%, 11/15/2026	587,194
225,000	Industrial Development Authority of the City of Phoenix Revenue, Freedom Academy, Inc. (CS: Freedom Academy, Inc.) 3.875%, 07/01/2021 (a)	223,508
725,000	La Paz County Industrial Development Authority Revenue, Charter School Solutions-Harmony Public School Project-Series A 5.000%, 02/15/2021 (a)	775,699
500,000	La Paz County Industrial Development Authority Revenue, Charter School Solutions-Harmony Public School Project-Series A 5.000%, 02/15/2026 (a)	540,345
500,000	Maricopa County Industrial Development, Paradise Schools Project 2.875%, 07/01/2021 (a)	494,575

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

January 31, 2017 (Unaudited)

1,250,000	Maricopa County Industrial Development, Paradise Schools Project 4.000%, 07/01/2026 (a)	1,248,025
200,000	Phoenix Industrial Development Authority, AZ GFF Tiyan LLC (Guam annual appropriation) 5.000%, 02/01/2018	203,300
175,000	Phoenix Industrial Development Authority, Basis School, Inc. 3.000%, 07/01/2020 (a)	172,760
145,000	Phoenix Industrial Development Authority, Legacy Traditional Schools Project-Series A 4.750%, 07/01/2019 (a)	150,014
		5,208,643

California-3.9%
250,000	California Municipal Finance Authority, Julian Charter School Project-Series A 5.000%, 03/01/2025 (a)	246,562
2,500,000	California School Finance Authority, Ocean Charter School 6.000%, 01/01/2019 (a)	2,476,825
1,250,000	California Statewide Communities Development Authority, American Baptist Homes of the West-Series B 2.400%, 10/01/2020	1,249,975
305,000	California Statewide Communities Development Authority, Lancer Educational Hsg 4.000%, 06/01/2017 (a)	306,571
180,000	Inland Empire Tobacco Securitization Authority, Tobacco Settlement-Series A 4.625%, 06/01/2021	180,369
140,000	Inland Empire Tobacco Securitization Authority, Tobacco Settlement-Series A 5.000%, 06/01/2021	140,305
1,000,000	Palomar Pomerado Health Care (CS: Palomar Health) 5.500%, 11/01/2019	1,065,430
985,000	Tobacco Securitization Authority of Northern California Revenue-Series A-2 5.400%, 06/01/2027	990,733
		6,656,770

Colorado-0.4%
110,000	Colorado Health Facilities Authority, Covenant Retirement Communities, Inc.-Series B 3.150%, 12/01/2018	110,085
500,000	Lambertson Farms Metropolitan District No. 1, General Obligation 5.000%, 12/15/2025	492,590
		602,675

Connecticut-2.6%
1,000,000	Connecticut State Health & Educational Facility Authority-Series F (CS: Masonicare Corp Oblig Grp) 5.000%, 07/01/2024	1,081,540
1,000,000	Connecticut State Health & Educational Facility, Church Home Of Hartford, Inc. Project 2.875%, 09/01/2020 (a)	985,750
1,900,000	Connecticut State Health & Educational Facility, Church Home Of Hartford, Inc. Project-Series B-1 3.250%, 09/01/2021 (a)	1,877,656
500,000	Mohegan Tribe of Indians of Connecticut Revenue-Series C 4.750%, 02/01/2020 (a)	492,475
		4,437,421

District of Columbia-0.6%
475,000	District of Columbia, Howard University-Series A 5.250%, 10/01/2022	482,823
220,000	District of Columbia, Methodist Home 4.500%, 01/01/2025	214,419
250,000	District of Columbia, National Law Enforcement Officers Memorial Fund, Inc.-Series B 5.750%, 07/01/2025	250,485
		947,727

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

January 31, 2017 (Unaudited)

Florida-1.3%
250,000	Capital Trust Agency, Inc. Revenue, First Mortgage Revenue-Silver Creek St. Augustine Project-Series A 6.500%, 01/01/2024	210,362
170,000	Capital Trust Agency, Inc. Revenue, River City Education Services, Inc. Project-Series A 4.625%, 02/01/2025	168,934
100,000	Celebration Pointe Community Development District No.1, Special Assessment Revenue 4.750%, 05/01/2024	99,087
200,000	City of Atlantic Beach, Health Care Facilities Revenue Naval CCRC-Series A 5.000%, 11/15/2021	218,064
200,000	City of Tampa, Solid Waste System Revenue 5.000%, 10/01/2020	219,812
300,000	Collier County Industrial Development Authority CCRC, Arlington of Naples Project-Series B-1 6.875%, 05/15/2021 (a)	300,606
100,000	Florida Development Finance Corp., Educational Facilities Revenue Bonds, Miami Arts Charter School Project-Series A 5.000%, 06/15/2024 (a)	96,509
290,000	State Development Finance Corp. Revenue, Tuscan Isle Obligated Group-Series A 6.500%, 06/01/2025 (a)	291,778
75,000	Village Community Development District #11, Special Assessment Revenue 3.250%, 05/01/2019	74,917
500,000	Village Community Development District #12, Special Assessment Revenue 2.875%, 05/01/2021	482,200
		2,162,269

Georgia-0.4%
705,000	Turner County School District, Guaranteed Energy Saving Project 4.500%, 12/01/2019	705,515

Guam-0.3%
250,000	Guam International Airport Authority-Series C 5.000%, 10/01/2021	270,780
200,000	Territory of Guam-Series A 5.000%, 12/01/2017	204,580
		475,360

Idaho-0.7%
900,000	Idaho Housing & Finance Association; Idaho Arts Charter School-Series A 4.000%, 12/01/2026	918,684
200,000	Idaho Housing & Finance Association; Victory Charter School-Series A 4.000%, 07/01/2026	204,408
		1,123,092

Illinois-7.7%
100,000	Chicago Board of Education-Series A 5.500%, 12/01/2018	101,993
155,000	Chicago Board of Education, Dedicated Revenues (CS: Assured Guaranty Municipal) 5.000%, 12/01/2022	157,204
225,000	Chicago Board of Education, General Obligation-Series A (CS: NATL-RE) 5.000%, 12/01/2020	226,413
100,000	Chicago Board of Education, General Obligation-Series A (CS: NATL-RE) 5.000%, 12/01/2021	100,315
75,000	Chicago Board of Education, General Obligation-Series A (CS: NATL-RE) 5.250%, 12/01/2018	78,235

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

January 31, 2017 (Unaudited)

725,000	Chicago Board of Education, General Obligation-Series A (CS: NATL-RE) 5.250%, 12/01/2019	731,170
3,855,000	Chicago Board of Education, General Obligation-Series A 6.000%, 01/01/2020	4,076,894
200,000	Chicago Board of Education, Refunding-Series G 4.660%, MUNIPSA*1 +400.000 bps 03/01/2032 (Putable on 02/02/2017) (b)	199,968
150,000	City of Chicago-Series A 4.000%, 01/01/2019	149,287
210,000	City of Chicago-Series A 4.000%, 01/01/2020	207,383
100,000	City of Chicago, General Obligation (CS: AMBAC) 5.000%, 12/01/2024	100,024
135,000	City of Chicago, General Obligation-Series A 5.000%, 01/01/2018	136,107
10,000	City of Chicago, General Obligation-Series A (CS: Assured Guaranty Municipal) 5.000%, 01/01/2023	10,030
70,000	City of Chicago, General Obligation-Series B (CS: Assured Guaranty Municipal) 5.000%, 01/01/2018	70,878
40,000	City of Chicago, General Obligation-Series B (CS: Assured Guaranty Municipal) 5.000%, 01/01/2026	40,123
1,000,000	City of Chicago, General Obligation-Series B (CS: Assured Guaranty Municipal) 5.000%, 01/01/2027	1,013,320
965,000	City of Chicago, General Obligation-Series C (CS: NATL-RE) 5.000%, 01/01/2019	990,196
600,000	Cook County School District No. 144, Prairie Hills-Series A 4.000%, 12/01/2033	588,438
310,000	Illinois Finance Authority Educational Facility Revenue, Senior Rogers Park Montessori School Project 5.000%, 02/01/2024	312,294
420,000	Illinois Finance Authority, Belmont School Project 4.500%, 12/01/2020 (a)	422,176
635,000	Macon & De Witt Counties Community Unit School District No. 2 Maroa-Forsyth, General Obligation 4.500%, 10/01/2018	637,591
150,000	Southwestern Development Authority, Memorial Group, Inc. 5.750%, 11/01/2019	163,101
745,000	State of Illinois, General Obligation (INS. Assured Guaranty) 4.000%, 02/01/2030	743,503
740,000	State of Illinois, General Obligation 5.000%, 02/01/2020	775,372
380,000	State of Illinois, General Obligation-Series A 5.000%, 03/01/2017	381,007
50,000	State of Illinois, General Obligation Refunding Bond 5.000%, 08/01/2021	52,754
180,000	Stephenson County Revenue (CS: AMBAC) 4.500%, 12/01/2020	184,091
245,000	Village of Willow Springs-Series A 4.500%, 12/15/2022	237,251
285,000	Village of Willow Springs-Series C 4.450%, 12/15/2021	279,009
		13,166,127

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

January 31, 2017 (Unaudited)

Indiana-0.4%
100,000	City of Anderson, Economic Development Revenue, Anderson University Project 5.000%, 10/01/2024	100,024
220,000	City of Valparaiso Exempt Facilities Revenue, Pratt Paper LLC Project 5.875%, 01/01/2024	247,733
225,000	Indiana Finance Authority, King’s Daughters Hospital & Health Services 5.000%, 08/15/2020	243,538
50,000	Indiana Finance Authority, United States Steel Corp. 6.000%, 12/01/2019	51,460
		642,755

Iowa-0.2%
430,000	Iowa Higher Education Loan Authority, Wartburg College Project 2.500%, 10/01/2020	416,051

Kansas-2.7%
1,040,000	Kansas Independent College Finance Authority, Anticipation Notes, Bethany College-Series A 6.950%, 05/01/2017 (a)	1,041,331
200,000	Kansas Independent College Finance Authority, Anticipation Notes, Bethel College-Series D 4.050%, 05/01/2017	200,322
3,100,000	Kansas Independent College Finance Authority, Anticipation Notes, Ottawa University-Series C 4.900%, 05/01/2017	3,105,208
210,000	Overland Park Development Corp. Revenue, Second Tier Convention Center Hotel-Series B (CS: AMBAC) 5.125%, 01/01/2022	210,317
		4,557,178

Kentucky-1.1%
500,000	Kentucky Economic Development Finance Authority, Temps-85, Masonic Home Independent 3.250%, 05/15/2022	485,530
1,500,000	Ohio County Revenue, Big Rivers Electric Project-Series A (CS: Big Rivers Electric Corp.) 6.000%, 07/15/2031	1,480,005
		1,965,535

Louisiana-0.3%
250,000	Louisiana Local Government Environmental Facilities & Community Development Authority, St. James Place of Baton Rouge-Series A 5.500%, 11/15/2025	255,433
250,000	Parish of St. Charles, Gulf Opportunity Zone Revenue, Valero Energy Corp. 4.000%, 12/01/2040 (Putable on 06/01/2022) (b)	261,965
		517,398

Maryland-1.4%
110,000	Anne Arundel County, Consolidated Special Taxing District Bonds, Villages at Two Rivers Project 4.200%, 07/01/2024	107,868
1,445,000	Maryland Economic Development Corp., CNX Marine Terminal, Inc. 5.750%, 09/01/2025	1,433,888
450,000	Maryland Health & Higher Educational Facilities Authority, Adventist Healthcare Issue 5.000%, 01/01/2021	484,002
355,000	Maryland Health & Higher Educational Facilities Authority, Adventist Healthcare Issue-Series A 5.000%, 01/01/2020	377,088
		2,402,846

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

January 31, 2017 (Unaudited)

Massachusetts-1.3%
1,500,000	Massachusetts Development Finance Agency, UMass Boston Student Housing Project; Provident Commonwealth Education Resource 5.000%, 10/01/2024	1,669,140
450,000	Massachusetts Port Authority Facilities Revenue, Delta Air Lines, Inc. Project-Series A (CS: AMBAC) 5.000%, 01/01/2021	451,836
50,000	Massachusetts Port Authority Facilities Revenue, Delta Air Lines, Inc. Project-Series A (CS: AMBAC) 5.500%, 01/01/2022	50,944
		2,171,920

Michigan-2.0%
500,000	Calhoun County Hospital Finance Authority Refunding Bonds, Oaklawn Hospital 5.000%, 02/15/2024	539,280
115,000	Charyl Stockwell Academy Revenue 4.875%, 10/01/2023	113,994
385,000	Jackson College Dormitories, College Housing Revenue 5.000%, 05/01/2021	393,331
1,000,000	Michigan Municipal Bond Authority, Local Government Public Improvement-Series A (CS: AMBAC) 5.000%, 12/01/2018	1,006,290
665,000	Michigan Strategic Fund Revenue, Genesee Power Station Project 7.500%, 01/01/2021	644,252
200,000	Michigan Strategic Fund Revenue, United Methodist Retirement Communities, Inc. Project 5.125%, 11/15/2025	205,002
615,000	Michigan Tobacco Settlement Finance Authority-Series A 5.125%, 06/01/2022	593,973
		3,496,122

Minnesota-1.0%
540,000	City of Blaine Revenue, Crest View Senior Community Project-Series A 5.125%, 07/01/2025	540,157
145,000	City of Hugo, Charter School Lease Revenue, Noble Academy Project-Series A 4.000%, 07/01/2020	150,237
200,000	City of International Falls Revenue, Boise Cascade Corp. Project (CS: Officemax, Inc.) 5.650%, 12/01/2022	200,100
300,000	City of Oak Park Heights, Nursing Home Revenue, Boutwells Landing Care Center Project 4.000%, 02/01/2020	304,569
495,000	Rice County Revenue, St. Mary’s School-Series A 5.000%, 08/01/2022 (a)	510,177
		1,705,240

Mississippi-3.5%
930,000	Mississippi Business Finance Corp., Northrop Grumman Ship System 4.550%, 12/01/2028	930,019
5,000,000	Mississippi Business Finance Corp., PSL-North America LLC Project-Series A (LOC: ICICI Bank) 3.240%, 11/01/2032 (Putable on 02/02/2017) (b)	5,000,000
		5,930,019

Missouri-1.7%
100,000	Parkville Industrial Development Authority, Custodial Receipts, Park University 4.650%, 02/01/2018	100,750
250,000	Saint Louis County Industrial Development Authority, Nazareth Living Center-Series B 3.850%, 08/15/2020	248,772

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

January 31, 2017 (Unaudited)

1,000,000	Saint Louis County Industrial Development Authority, St. Andrews Resources for Seniors Obligated Group-Series B 3.125%, 12/01/2019	982,030
555,000	Saint Louis County Missouri Industrial Development Authority Refunding And Improvement; Ranken-Jordan Pediatric Sp 4.000%, 11/15/2021	567,349
625,000	Saint Louis County Missouri Industrial Development Authority Refunding And Improvement; Ranken-Jordan Pediatric Sp 5.000%, 11/15/2022	662,244
350,000	Saint Louis County Missouri Industrial Development Authority Refunding And Improvement; Ranken-Jordan Pediatric Sp 5.000%, 11/15/2023	370,807
		2,931,952

Nebraska-0.4%
615,000	Scotts Bluff County Hospital Authority-Series A (CS: Regional West Medical Center) 5.000%, 02/01/2022	668,382

Nevada-0.1%
250,000	City of North Las Vegas, Refunding Bonds, Water and Sewer System-Series B (CS: AMBAC) 4.000%, 08/01/2017	250,013

New Hampshire-0.1%
250,000	New Hampshire Business Finance Authority, Casella Waste Systems, Inc. Project 4.000%, 04/01/2029 (Putable on 10/01/2019) (a)(b)	246,518

New Jersey-1.9%
415,000	Atlantic City Municipal Utilities Authority, Refunding Water System-Series 2007 (CS: AMBAC) 4.000%, 06/01/2018	412,124
100,000	New Jersey Economic Development Authority, Charter School Revenue, Greater Brunswick Charter School Project-Series A 4.750%, 08/01/2024 (a)	101,639
540,000	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (CS: United Airlines, Inc.) 4.875%, 09/15/2019	560,709
500,000	New Jersey Economic Development Authority, Lions Gate Project-Series 2014 4.375%, 01/01/2024	510,595
125,000	New Jersey Economic Development Authority, Private Activity-The Goethals Bridge Replacement Project 5.250%, 01/01/2025	139,950
55,000	New Jersey Economic Development Authority, United Airlines, Inc. Project 5.500%, 04/01/2028	55,192
415,000	New Jersey Tobacco Settlement Financing Corp. Revenue-Series A 4.500%, 06/01/2023	423,080
1,000,000	New Jersey Transportation Trust Fund Authority, FED Highway Reimbursement Notes 5.000%, 06/15/2024	1,030,080
5,000	Tobacco Settlement Financing Corp. Revenue-Series 1-A 4.625%, 06/01/2026	5,029
		3,238,398

New Mexico-0.0% (c)
40,000	City of Albuquerque, Karsten Co.-Series A (LOC: U.S. Bank N.A.) 3.000%, 12/01/2017 (Putable on 02/02/2017) (b)	40,000
15,000	City of Albuquerque, Karsten Co.-Series B 3.000%, 12/01/2017 (Putable on 02/02/2017) (b)	15,000
		55,000

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

January 31, 2017 (Unaudited)

New York-13.3%
300,000	Brookhaven Local Development Corp. 5.000%, 11/01/2021	329,820
250,000	Brookhaven Local Development Corp. 5.000%, 11/01/2022	276,470
3,360,000	City of Poughkeepsie, Bond Anticipation Notes, General Obligation-Series A 3.750%, 05/07/2017	3,364,402
1,150,000	Nassau County Tobacco Settlement Corp. Revenue, Asset Brookfield-Series A-2 5.250%, 06/01/2026 (Putable on 05/31/2026)	1,149,977
1,000,000	Nassau Health Care Corp., Revenue Anticipation Notes 2.750%, 01/16/2018	1,007,140
5,400,000	New York City Municipal Water Finance Authority, Water and Sewer System-Series AA-2 (SPA: Dexia Credit Local) 0.890%, 06/15/2032 (Putable on 02/01/2017) (b)	5,400,000
445,000	New York State Dormitory Authority, Touro College And University-Series A 4.000%, 01/01/2023	451,546
15,000	New York State Dormitory Authority, Yeshiva University (CS: Yeshiva University) 5.000%, 09/01/2017	15,281
440,000	New York State Dormitory Authority, Yeshiva University-Series A 5.000%, 11/01/2018	458,510
95,000	New York State Dormitory Authority, Yeshiva University-Series A (CS: Yeshiva University) 5.000%, 11/01/2019	98,039
500,000	New York Transportation Development Corp., American Airlines, Inc. 5.000%, 08/01/2018	519,420
2,200,000	New York Transportation Development Corp., American Airlines, Inc. 5.000%, 08/01/2020	2,332,550
100,000	Onondaga Civic Development Corp., St Joseph’s Hospital Health Center Project-Series A 4.625%, 07/01/2022	107,916
100,000	Onondaga Civic Development Corp., St Joseph’s Hospital Health Center Project-Series A 5.000%, 07/01/2019	106,288
115,000	Suffolk Tobacco Asset Securitization Corp., General Obligation-Series A 5.000%, 06/01/2018	119,264
2,000,000	Town of Oyster Bay, Bond Anticipation Notes General Obligation-Series C 4.000%, 06/01/2018	2,012,520
1,075,000	Town of Oyster Bay, Bond Anticipation Notes, General Obligation-Series A 2.750%, 02/03/2017	1,075,021
675,000	Town of Oyster Bay, General Obligation Public Improvement 3.000%, 08/15/2017	673,218
975,000	Town of Oyster Bay, General Obligation Public Improvement-Series A 3.500%, 03/15/2017	975,215
300,000	TSASC, Inc.-Series 1 5.000%, 06/01/2026	300,000
2,000,000	Village of Johnson City, Bond Anticipation Notes 3.750%, 10/05/2017	2,007,320
		22,779,917

Ohio-2.1%
910,000	Buckeye Tobacco Settlement Financing Authority-Series A 5.125%, 06/01/2024	826,999
2,150,000	Buckeye Tobacco Settlement Financing Authority-Series A-2 5.375%, 06/01/2024	1,978,753
400,000	City of Cleveland, Airport Special Revenue, United Airlines, Inc. 5.375%, 09/15/2027	401,276
255,000	Licking County Revenue, Kendal Granville Obligation Group-Series B 3.750%, 07/01/2020	255,163
200,000	Ohio Air Quality Development Authority, AK Steel Corp. Project 6.750%, 06/01/2024	200,418
		3,662,609

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

January 31, 2017 (Unaudited)

Oklahoma-1.7%
1,510,000	Payne County Economic Development Authority, Epworth Living At The Ranch-SE (CS: White Woods Retirement) 4.750%, 11/01/2023	1,498,720
1,500,000	Payne County Economic Development Authority, Epworth Living At The Ranch-SE (CS: White Woods Retirement) 5.250%, 11/01/2024	1,480,185
		2,978,905

Oregon-0.1%
60,000	Hospital Facilities Authority of Multnomah County Oregon, Mirabella At South Waterfront Project-Series A 5.000%, 10/01/2019	62,360
100,000	Hospital Facilities Authority of Multnomah County Oregon, Mirabella At South Waterfront Project-Series A 5.000%, 10/01/2024	108,252
		170,612

Pennsylvania-8.7%
1,750,000	Allegheny County Industrial Development Authority, Environmental Improvement Revenue, United States Steel Corp. 6.500%, 05/01/2017	1,757,332
325,000	Chester County Health & Education Facilities Authority, Simpson Senior Services Project 5.000%, 12/01/2025	336,950
1,500,000	City of Scranton, TRANS 2.500%, 12/15/2017	1,500,960
505,000	Delaware County Authority Revenue, Eastern University (CS: Eastern University) 4.000%, 10/01/2019	504,980
1,500,000	Delaware County Industrial Development Authority, Chester Charter School Arts Project-Series A 5.000%, 06/01/2031 (a)	1,429,050
100,000	Indiana County Hospital Authority, Regional Medical Center-Series A 5.000%, 06/01/2023	108,917
1,665,000	Moon Industrial Development Authority, Baptist Homes Society Obligation 5.000%, 07/01/2020	1,710,588
3,100,000	Pennsylvania Economic Development Financing Authority, Colver Project 5.000%, 12/01/2037 (Putable on 09/01/2020) (b)	3,098,884
695,000	Philadelphia Authority for Industrial Development, Discovery Charter School Project 5.000%, 04/01/2022	694,951
70,000	Philadelphia Authority for Industrial Development, Discovery Charter School Project 4.000%, 04/01/2017	69,843
800,000	Philadelphia Authority for Industrial Development, Kipp Philadelphia Charter School Project-Series A 4.000%, 04/01/2026	789,696
380,000	Philadelphia Hospitals & Higher Education Facilities Authority, Refunding-Temple University Health System-Series B 5.500%, 07/01/2026	382,945
2,000,000	Philadelphia School District-Series F 5.000%, 09/01/2024	2,196,720
135,000	Pottsville Hospital Authority, Schuylkill Health System Project 5.250%, 07/01/2033 (a)	146,709
200,000	Pottsville Hospital Facilities Authority, Schuylkill Health System Project 5.750%, 07/01/2022	226,406
		14,954,931

Puerto Rico-7.2%
210,000	Commonwealth of Puerto Rico (CS: Assured Guaranty Municipal) 5.500%, 07/01/2018	219,301

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

January 31, 2017 (Unaudited)

3,290,000	Commonwealth of Puerto Rico-Series A (CS: NATL-RE) 5.500%, 07/01/2020	3,541,422
1,030,000	Commonwealth of Puerto Rico, General Obligation Bonds-Series A (CS: NATL-RE) 5.500%, 07/01/2020	1,108,712
115,000	Commonwealth of Puerto Rico, Public Improvement Bonds (CS: Assured Guaranty Municipal) 5.500%, 07/01/2019	122,547
760,000	Commonwealth of Puerto Rico, Public Improvement Bonds-Series A (CS: Assured Guaranty Municipal) 5.000%, 07/01/2017	770,526
265,000	Commonwealth of Puerto Rico, Public Improvement Bonds-Series A (CS: NATL-RE) 5.500%, 07/01/2018	276,247
220,000	Commonwealth of Puerto Rico, Public Improvement Bonds-Series A (CS: NATL-RE) 5.500%, 07/01/2019	233,671
885,000	Commonwealth of Puerto Rico, Public Improvement Bonds-Series A 5.500%, 07/01/2019	939,994
125,000	Commonwealth of Puerto Rico, Public Improvement Bonds-Series A 5.500%, 07/01/2021	135,834
100,000	Puerto Rico Electric Power Authority-Series A (CS: Assured Guaranty Municipal) 5.000%, 08/01/2020	102,922
200,000	Puerto Rico Electric Power Authority-Series LL (CS: NATL-RE) 5.500%, 07/01/2017	202,904
265,000	Puerto Rico Electric Power Authority-Series NN 5.250%, 07/01/2019	279,933
205,000	Puerto Rico Electric Power Authority-Series PP 5.000%, 07/01/2023	205,381
260,000	Puerto Rico Electric Power Authority-Series SS 5.000%, 07/01/2022	260,515
235,000	Puerto Rico Electric Power Authority-Series SS 4.000%, 07/01/2019	235,223
155,000	Puerto Rico Electric Power Authority-Series SS (CS: NATL-RE) 5.000%, 07/01/2020	155,335
335,000	Puerto Rico Electric Power Authority-Series UU 4.500%, 07/01/2018	344,598
250,000	Puerto Rico Electric Power Authority-Series UU (CS: Assured Guaranty Municipal) 5.000%, 07/01/2020	253,600
350,000	Puerto Rico Highways & Transportation Authority-Series E (CS: Assured Guaranty Municipal) 5.500%, 07/01/2017	355,561
200,000	Puerto Rico Highways & Transportation Authority-Series E 5.500%, 07/01/2023	218,844
500,000	Puerto Rico Municipal Finance Agency-Series C 5.250%, 08/01/2017	508,950
500,000	Puerto Rico Public Buildings Authority-Series F (INS. Assured Guaranty) 5.250%, 07/01/2019	529,920
1,165,000	Puerto Rico Public Buildings Authority, Government Facilities-Series F 5.250%, 07/01/2021	1,246,690
		12,248,630

Rhode Island-0.8%
680,000	Rhode Island Health & Educational Building Corp., Care New England 5.000%, 09/01/2022	718,549

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

January 31, 2017 (Unaudited)

500,000	Rhode Island Health & Educational Building Corp., Care New England 5.000%, 09/01/2023	528,060
100,000	Rhode Island Health & Educational Building Corp., Hospital Financing-Care New England-Series A 5.000%, 09/01/2021	114,473
		1,361,082

South Carolina-0.1%
85,000	Clarendon Hospital District, General Obligation 4.250%, 04/01/2017	85,465
85,000	Clarendon Hospital District, General Obligation 4.500%, 04/01/2018	88,364
65,000	South Carolina Jobs-Economic Development Authority, Palmetto Health 5.000%, 08/01/2019	69,394
		243,223

Tennessee-2.7%

3,220,000	Sevier County Public Building Authority, Local Government Public Improvement (CS: AMBAC, LOC: KBC Bank NV) 2.750%, 06/01/2026 (Putable on 02/07/2017) (b)	3,220,000
1,000,000	Shelby County Health Educational & Housing Facilities Board, Trezevant Manor Project-Series A 5.000%, 09/01/2024	1,058,750
345,000	Tennessee Energy Acquisition Corp. Revenue-Series A (CS: Goldman Sachs & Co.) 5.250%, 09/01/2018	364,927
		4,643,677

Texas-11.1%
650,000	Arlington Higher Education Finance Corp. Revenue, Newman International Academy-Series A 4.375%, 08/15/2026	634,881
300,000	Bexar County Health Facilities Development Corp., Army Retirement Residence Foundation Project. 5.000%, 07/15/2023	328,677
150,000	Bexar County Health Facilities Development Corp., Army Retirement Residence Foundation Project. 5.000%, 07/15/2024	164,331
500,000	Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue 5.000%, 12/01/2021	536,930
150,000	City of Houston Airport System, United Airlines, Inc.-Series C 5.000%, 07/15/2020	157,225
200,000	City of Houston Airport System, United Airlines, Inc. Terminal E Project 4.500%, 07/01/2020	206,340
215,000	City of Rowlett, Bayside Public Improvement District 4.900%, 09/15/2024	205,759
75,000	Decatur Hospital Authority, Wise Regional Health System.-Series A 5.000%, 09/01/2023	79,654
50,000	Gulf Coast Waste Disposal Authority, U.S. Steel Corp. Project 5.750%, 09/01/2017	50,236
895,000	Harris County Cultural Education Facilities Finance Corp., First Mortgage Brazos Presbyterian Homes 5.000%, 01/01/2027	946,991
155,000	Harris County Cultural Education Facilities Finance Corp., Willow Winds Project-Series A 5.000%, 10/01/2023	168,637
500,000	Mission Economic Development Corp. Revenue, Senior Lien Natgasoline Project-Series B 5.750%, 10/01/2031 (a)	517,260
675,000	New Hope Cultural Education Facilities Corp., Cardinal Bay, Inc. Village On The Park-Series B 4.000%, 07/01/2025	687,548

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

January 31, 2017 (Unaudited)

500,000	New Hope Cultural Education Facilities Corp., Cardinal Bay, Inc. Village On The Park-Series B 4.000%, 07/01/2026	506,255
500,000	New Hope Cultural Education Facilities Corp., Cardinal Bay, Inc. Village On The Park-Series B 4.000%, 07/01/2031	489,785
255,000	New Hope Cultural Education Facilities Corp., Cardinal Bay, Inc. Village On The Park-Series C 4.000%, 07/01/2019	256,507
275,000	New Hope Cultural Education Facilities Corp., Cardinal Bay, Inc. Village On The Park-Series C 4.000%, 07/01/2021	273,454
300,000	New Hope Cultural Education Facilities Corp., Cardinal Bay, Inc. Village On The Park-Series C 5.000%, 07/01/2023	304,920
330,000	New Hope Cultural Education Facilities Corp., Cardinal Bay, Inc. Village On The Park-Series C 5.000%, 07/01/2025	331,109
150,000	New Hope Cultural Education Facilities Corp., Cardinal Bay, Inc. Village On The Park-Series D 6.000%, 07/01/2026	143,148
1,000,000	New Hope Cultural Education Facilities Finance Corp., TEMPS-80 MRC Senior Living Project 3.250%, 11/15/2022	971,140
1,200,000	Port Beaumont Navigation District Revenue, Jefferson Energy Co. Project (CS: Jefferson Railport LLC; SPA: See Notes) 7.250%, 02/01/2036 (Putable on 02/13/2020) (a)(b)	1,235,664
80,000	SA Energy Acquisition Public Facility Corp. Revenue, Gas Supply Revenue (CS: Goldman Sachs & Co.) 5.500%, 08/01/2022	90,105
50,000	SA Energy Acquisition Public Facility Corp. Revenue, Gas Supply Revenue (CS: Goldman Sachs & Co.) 5.500%, 08/01/2023	56,477
500,000	Tarrant County Cultural Education Facilities Finance Corp. Revenue, Buckingham Senior Living Project 3.875%, 11/15/2020	500,345
1,500,000	Texas Municipal Gas Acquisition & Supply Corp. I, Sr. Lien-Series D 2.096%, US0003M*0.67 +145.000 bps 12/15/2026 (Putable on 02/02/2017) (b)	1,379,310
2,700,000	Texas Municipal Gas Acquisition & Supply Corp. I, Sr. Lien-Series D (CS: Merrill Lynch) 6.250%, 12/15/2026	3,183,867
1,000,000	Texas Municipal Gas Acquisition & Supply Corp. III Revenue (CS: Macquarie Group Ltd.) 5.000%, 12/15/2025	1,093,870
100,000	Texas Public Finance Authority, Refunding, Southern University Financing System 5.000%, 11/01/2021	112,210
3,400,000	Travis County Health Facilities Development Corp. First Mortgage Revenue (CS: Longhorn Village) 5.250%, 01/01/2047 (Putable on 01/04/2022) (b)	3,400,204
		19,012,839

Vermont-0.2%
385,000	Vermont Student Assistance Corp. Education Loan Revenue-Series A 3.000%, 06/15/2019	388,592

Virgin Islands-0.4%
485,000	Virgin Islands Public Finance Authority, Matching Fund Loan Note-Series A 5.000%, 10/01/2020	398,951
200,000	Virgin Islands Public Finance, Gross Receipts Taxes Loan Note-Series A 5.000%, 10/01/2032	210,050
		609,001

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

January 31, 2017 (Unaudited)

Virginia-2.4%
4,150,000	Campbell County Industrial Development Authority, Solid Waste Disposal Facility Revenue, Georgia Pacific Corp. Project 0.840%, 12/01/2019 (Putable on 02/01/2017) (a)(b)	4,150,000

Washington-2.9%
215,000	Klickitat County Public Hospital District No. 2, Skyline Hospital 5.750%, 12/01/2017	216,952
100,000	Washington Housing Finance Commission, Rockwood Retirement Communities Project-Series B-1 5.875%, 01/01/2021 (a)	100,000
800,000	Washington Housing Finance Commission, TEMPS 65-Heron’s Key Senior Living 4.875%, 01/01/2022 (a)	801,376
80,000	Washington State Housing Finance Commission 5.000%, 01/01/2023	88,110
100,000	Washington State Housing Finance Commission 5.000%, 01/01/2023 (a)	104,393
1,460,000	Washington State Housing Finance Commission, Bayview Manor Homes-Series B 2.800%, 07/01/2021 (a)	1,426,128
1,480,000	Washington State Housing Finance Commission, Mirabella 6.000%, 10/01/2022	1,585,109
485,000	Washington State Housing Finance Commission, Wesley Homes at Lea Hill Project 3.200%, 07/01/2021 (a)	473,661
250,000	Washington State Housing Finance Commission, Wesley Homes at Lea Hill Project 3.750%, 07/01/2026 (a)	233,180
		5,028,909

West Virginia-0.5%
600,000	Ohio County WV 1.750%, 06/01/2018	595,380
200,000	West Virginia Water Development Authority, Loan Program IV-Series B (CS: AMBAC) 4.750%, 11/01/2035	200,530
		795,910

Wisconsin-1.7%
2,000,000	Public Finance Authority, Celanese Project-Series B 5.000%, 12/01/2025	2,162,880
200,000	Public Finance Authority, Church Home of Hartford 5.000%, 09/01/2025 (a)	209,656
315,000	Public Finance Authority, Glenridge Palmer Ranch-Series A 7.000%, 06/01/2020	340,792
180,000	Wisconsin Public Finance Authority, Roseman University of Health Sciences Project 5.000%, 04/01/2022	183,854
		2,897,182
	Total Municipal Bonds (Cost $170,091,161)	169,027,917

Shares

Money Market Funds-0.0% (c)
34,836	BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 0.49%	34,836
	Total Money Market Funds (Cost $34,839)	34,836
Total Investments (Cost $170,126,000) (d) -98.7%		169,062,753
Other Assets in Excess of Liabilities-1.3%		2,186,222
TOTAL NET ASSETS 100.0%		$171,248,975

Percentages are stated as a percent of net assets.

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

January 31, 2017 (Unaudited)

(a) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 14.6% of the Fund’s net assets.

(b) Variable Rate Security—The rate reported is the rate in effect as of January 31, 2017.

(c) Amount is less than 0.05%.

(d) See Note 2B for the cost of investments for federal tax purposes.

AMBAC-American Municipal Bond Assurance Corp.

CS-Credit Support

LOC-Line of Credit

MUNIPSA-SIFMA Municipal Swap Index Yield Analysis

NATL-RE-Reinsurance provided by National Public Finance Guarantee Corp.

NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

SPA-Standby Purchase Agreement

Alpine Income Trust

Notes to Schedule of Portfolio Investments

January 31, 2017 (Unaudited)

1. Organization:

Alpine Income Trust (the “Income Trust”) was organized in 2002 as a Delaware statutory trust, and is registered under the 1940 Act, as an open-end management investment company. The Alpine Ultra Short Municipal Income Fund and Alpine High Yield Managed Duration Municipal Fund are two separate series of the Income Trust. The Alpine Ultra Short Municipal Income Fund and Alpine High Yield Managed Duration Municipal Fund (individually referred to as a “Fund” and collectively, “the Funds”) are diversified funds. Alpine Ultra Short Municipal Income Fund seeks high after-tax current income consistent with preservation of capital. Alpine High Yield Managed Duration Municipal Fund seeks a high level of current income exempt from federal income tax. Alpine Woods Capital Investors, LLC (the “Adviser”) is a Delaware limited liability company and serves as the investment manager to the Funds.

The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic (“ASC”) 946 Financial Services – Investment Companies.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from those estimates. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

A. Valuation of Securities:

The net asset value (“NAV”) of shares of the Funds are calculated by dividing the value of the Funds’ net assets by the number of outstanding shares. NAV is determined each day the New York Stock Exchange (“NYSE”) is open as of the close of regular trading (normally, 4:00 p.m., Eastern Time). In computing NAV, portfolio securities of the Funds are valued at their current fair values determined on the basis of market quotations or if market quotations are not readily available or determined to be unreliable, through procedures and/or guidelines established by the Board. In computing the Funds’ NAV, equity securities that are traded on a securities exchange in the United States, except for those listed on NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market exchanges (collectively, “NASDAQ”) and option securities are valued at the last reported sale price as of the time of valuation. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Prices (“NOCP”). If, on a particular day, an exchange traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity-linked structured notes are valued by referencing the last reported sale or settlement price of the underlying security on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the underlying security’s trading currency to the equity-linked structured note’s settlement currency. Each option security traded on a securities exchange in the United States is valued at the last current reported sales price as of the time of valuation if the last current reported sales price falls within the consolidated bid/ask quote. If the last current reported sale price does not fall within the consolidated bid/ask quote, the security is valued at the mid-point of the consolidated bid/ask quote for the option security. Forward currency contracts are valued based on third-party vendor quotations. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System is valued at the NOCP, as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty of the option, or if the counterparty’s price is not readily available, then by using the Black-Scholes method. Debt and short-term securities are valued based on an evaluated bid price as furnished by pricing services approved by the Board, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Funds’ NAVs are not calculated.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board. The Funds may also use fair value pricing, if the value of a security it holds is, pursuant to the Board guidelines, materially affected by events occurring before the Funds’ NAVs are calculated but after the close of the primary market or market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. The Board has approved the use of a third-party pricing vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign equities and OTC derivatives traded in markets that close prior to the NYSE. When fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ NAVs may differ from quoted or official closing prices. The Fund may also fair value a security if the Fund or Adviser believes that the market price is stale. Other types of securities that the Funds may hold for which fair value pricing might be required include illiquid securities including restricted securities and private placements for which there is no public market.

For securities valued by the Funds, valuation techniques are used to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The Board of Trustees adopted procedures which utilize fair value procedures when any assets for which reliable market quotations are not readily available or for which the Funds’ pricing service does not provide a valuation or provides a valuation that in the judgment of the Adviser does not represent fair value. The Board of Trustees has established a Valuation Committee which is responsible for: (1) monitoring the valuation of Fund securities and other investments; and (2) as required, when the Board of Trustees is not in session, reviewing and approving the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations are reported to the Board of Trustees.

Fair Value Measurement:

The Funds have adopted FASB ASC, “Fair Value Measurement” (“ASC 820”). ASC 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

Level 1 —	Unadjusted quoted prices in active markets for identical instruments.

Level 2 —	Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates, etc.).

Level 3 —	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used to value the Funds’ assets and liabilities carried at fair value as of January 31, 2017:

	Valuation Inputs
Ultra Short Municipal Income Fund *	Level 1	Level 2	Level 3	Total Value
Municipal Bonds	$—	$1,166,695,734	$—	$1,166,695,734
Money Market Funds	—	88,008	—	88,008
Total	$—	$1,166,783,742	$—	$1,166,783,742

		Valuation Inputs
High Yield Managed Duration Municipal Fund *	Level 1	Level 2	Level 3	Total Value
Municipal Bonds	$—	$169,027,917	$—	$169,027,917
Money Market Funds	—	34,836	—	34,836
Total	$—	$169,062,753	$—	$169,062,753

* For detailed state descriptions, see accompanying Schedule of Portfolio Investments.

For the period ended January 31, 2017, there were no transfers between Level 1, Level 2 and Level 3. The Funds recognize transfers as of the beginning of the period.

B. Federal and Other Income Taxes:

It is each Fund’s policy to comply with the Federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies and to timely distribute, all of its investment company taxable income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code. Therefore, no Federal income tax provision is required. Capital gains realized on some foreign securities are subject to foreign taxes. Dividends and interest from non-U.S. sources received by the Funds are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such capital gains and withholding taxes, which are accrued as applicable, may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Funds intend to undertake procedural steps to claim the benefits of such treaties. Where available, the Funds will file refund claims for foreign taxes withheld.

The cost basis of investments for federal income tax purposes at January 31, 2017 was as follows*:

Fund	Cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized depreciation
Ultra Short Municipal Income Fund	$1,166,977,994	$53,152	$(247,404)	$(194,252)
High Yield Managed Duration Municipal Fund	170,126,000	846,338	(1,909,585)	(1,063,247)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end. For the previous fiscal year’s Federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

C. Distributions to Shareholders:

Each Fund intends to distribute all of its net investment income and net realized capital gains, if any, throughout the year to its shareholders in the form of dividends. Distributions to shareholders are recorded at the close of business on the ex-dividend date. All dividends are automatically reinvested in full and fractional shares of the respective Funds at net asset value per share, unless otherwise requested.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. In the event dividends and distributions to shareholders exceed net investment income and net realized gains for tax purposes, they are reported as returns of capital.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Alpine Income Trust

By (Signature and Title)    /s/ Samuel A. Lieber

Samuel A. Lieber, President

Date   March 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Samuel A. Lieber

Samuel A. Lieber, President

Date   March 27, 2017

By (Signature and Title)*    /s/ Ronald G. Palmer, Jr.

Ronald G. Palmer, Jr., Chief Financial Officer

Date   March 27, 2017

* Print the name and title of each signing officer under his or her signature.